Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period		$ (6,336)	[1]	$ (1,535)	[1]	$ (1,036)
Additional provisions		(5,391)	[1]	(4,828)	[1]	(1,365)
Write-off		1,210	[1]	97	[1]	921
Foreign currency translation impact		648	[1]	(70)	[1]	(55)
At end of the period	[1]	$ (9,869)		$ (6,336)		$ (1,535)

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.